Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current income tax provision	$ 544,419	$ 176,703
Deferred income tax benefit	(13,740)	(71,973)
Total income tax expense	530,679	104,730
PRC Statutory Income Tax [Member]
Income tax expense computed based on PRC statutory rate	320,046
Effect of rate differential for Hong Kong entities	(8,917)	(5,198)
Effect of PRC preferential tax rate	(140,015)
Research and development tax credit	(28,679)	(16,709)
Changes in bad debt and inventory reserve	(108,925)	32,241
Change in valuation allowance	(56,940)
Net operating loss carryforward		18,424
Stock-based compensation	10,662	48,508
Meals and entertainment	16,337	27,464
Surcharge on unpaid income tax	527,110
Total income tax expense	$ 530,679	$ 104,730